                     DIMENSIONAL EMERGING MARKETS FUND INC.



                                  ANNUAL REPORT




                          Year Ended November 30, 1995

                     DIMENSIONAL EMERGING MARKETS FUND INC.
                                  ANNUAL REPORT



                                Table of Contents




                                                                         Page

Schedule of Investments......................................              1

Statement of Assets and Liabilities..........................             12

Statement of Operations......................................             13

Statements of Changes in Net Assets..........................             14

Financial Highlights.........................................             15

Notes to Financial Statements................................             16

Description of the Fund's Dividend Reinvestment Plan.........             19

Report of Independent Accountants............................             20























This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DIMENSIONAL EMERGING MARKETS FUND INC.
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 1995

                                              Shares          Value+
                                              ------          ------
BRAZIL - (13.1%)
COMMON STOCKS - (3.4%)
*Bancor BCO  ...........................      6,300,000    $    36,196
Embraco SA  ............................        342,000        212,422
Lojas Americanas SA  ...................      6,762,000        140,000
Mannesmann  ............................        378,000         64,565
Souza Cruz Industria e Comercio Cruz  ..        180,016      1,071,524
TELEBRAS Telecomunicacoes Brasilieras
  SA ...................................     82,869,000      3,346,501
VSMA (Cia Vidraria Santa Marina)  ......        121,000        400,828
                                                            ----------
TOTAL COMMON STOCKS (Cost $3,484,425)  .                     5,272,036
                                                            ----------
PREFERRED STOCK - (9.7%)
Aracruz Celulose SA Series B  ..........      1,265,999      2,280,371
Banco Bradesco SA  .....................    101,132,893        874,182
Banco Itau SA  .........................      3,312,000        956,571
*Banco do Brasil SA  ...................     56,145,862        729,431
*Banco do Estado de Sao Paulo SA  ......     14,980,000         80,638
Brasmotor SA  ..........................      2,015,570        423,562
Cervejaria Brahma  .....................      4,049,480      1,597,155
Cofap Cia Fabricadora de Pecas  ........         14,250         73,020
Duratex SA  ............................      4,510,000        193,286
Ericsson Telecomunicacoes SA  ..........     20,194,770         77,351
IKPC Industrias Klabin de Papel e
  Celulose SA ..........................        418,531        402,934
Investimentos Itau SA  .................      1,088,000        551,884
Lojas Americanas SA  ...................      4,324,460         94,637
Multibras Eletrodomesticos SA  .........        427,145        380,274
Paranapanema SA  .......................      9,588,000        117,021
Sadia Concordia SA  ....................        308,282        210,627
Siderurgica Belgo Mineira Issue 93  ....      2,181,754        142,288
Telecomunicacoes Brasileiras SA  .......      1,889,166         93,089
Usinas Siderurgicas de Minas Gerais SA      419,254,000        373,249
Vale do Rio Doce  ......................     29,893,000      4,858,386
White Martins SA  ......................    550,256,498        535,446
                                                           -----------
TOTAL PREFERRED STOCK (Cost $8,565,295)                     15,045,402
                                                           -----------
TOTAL - BRAZIL (Cost $12,049,720)  .....                    20,317,438
                                                           -----------
CHILE - (12.7%)
COMMON STOCKS - (12.4%)
Banco de Credito e Inversiones SA
  Series A .............................         53,304        431,116
Banmedica SA  ..........................        347,000        119,800
CAP SA (Compania de Aceros del
  Pacifico) ............................        100,000        453,887
CMPC SA (Compania Manufacturera de
  Papeles y Cartones) ..................        117,150      1,598,014
COPEC (Cia de Petroleos de Chile)  .....        757,488      3,419,852
CTI SA (Cia Tecno Industrial)  .........      4,900,000        272,091
Cervecerias Unidas SA  .................        143,000        611,116
Chilectra Generacion SA  ...............        138,000        796,282
Chilectra SA  ..........................        225,611        950,486
Consumidores de Gas de Santiago SA  ....        103,000        467,504
Empresa Nacional de Electricidad SA  ...      4,536,900      2,915,796

DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED
                                               Shares          Value+
                                               ------          ------
*Empresa Nacional de Telecomunicaciones
  SA ...................................         49,000        449,541
Enersis SA  ............................      3,895,960      1,928,227
Forestal Terranova SA  .................        147,795        203,388
*Industrias Forestales Inforsa SA  .....      1,057,365        326,757
Invercap SA  ...........................        100,000        147,272
Laboratorio Chile SA  ..................        271,069        153,793
MADECO SA (Manufacturera de Cobre)  ....        231,227        524,755
Maderas y Sinteticos SA  ...............        357,062        198,272
Minera Mantos Blancos SA  ..............        102,255        271,561
Sociedad Industrial Pizarreno SA  ......         63,000        121,680
Sociedad Quimica y Minera de Chile SA
  Series A .............................         36,000        159,923
Sud Americana de Vapores SA  ...........        410,000        296,958
Telefonos de Chile SA Series A  ........        200,000        820,377
Telefonos de Chile SA Series B  ........        352,166      1,322,110
Vina Sta Carolina SA  ..................        163,489        181,567
Vina de Concha y Toro SA  ..............        350,000        116,610
                                                            ----------
TOTAL COMMON STOCKS (Cost $13,449,815)                      19,258,735
                                                            ----------
INVESTMENT IN CURRENCY - (0.1%)
*Chilean Pesos (Cost $158,758)  ........                       157,197
                                                            ----------
PREFERRED STOCK - (0.2%)
Sociedad Quimica y Minera de Chile SA
  Series B (Cost $232,337) .............         77,090        329,429
                                                            ----------
RIGHTS/WARRANTS - (0.0%)
*Sociedad Quimica y Minera de Chile SA
  Series B Rights 12/07/95 (Cost $0) ...         19,308          3,356
                                                            ----------
TOTAL - CHILE (Cost $13,840,910)  ......                    19,748,717
                                                            ----------
INDONESIA - (10.3%)

COMMON STOCKS - (10.3%)
PT Argo Pantes (Foreign)  ..............        135,625        123,268
PT Astra International (Foreign)  ......      1,094,400      2,181,130
PT Berlian Laju Tanker (Foreign)  ......        166,000         54,534
PT Branta Mulia (Foreign)  .............         63,000         80,026
PT Charoen Pokphand Indonesia (Foreign)          84,000        169,251
PT Dankos Laboratories (Foreign)  ......         47,250        109,691
PT Gadjah Tunggal (Foreign)  ...........        744,000        423,653
PT Hadtex Indosyntec (Foreign)  ........        144,000         75,690
PT Hanjaya Mandela Sampoerna (Foreign)          455,000      4,563,951
PT Hero Supermarket (Foreign)  .........        110,000        216,820
PT Indah Kiat Pulp & Paper Corp.
  (Foreign) ............................      1,661,313      1,200,686
PT Indocement Tunggai Prakarsa
  (Foreign) ............................         83,000        281,756
PT Indorama Synthetics (Foreign)  ......        148,700        455,935
PT Inti Indorayon Utama (Foreign)  .....        411,500        437,095
PT Jakarta International Hotel and
  Development (Foreign) ................        636,000        752,168
PT Japfa Comfeed Indonesia (Foreign)  ..        124,000         62,462
PT Kabelmetal Indonesia (Foreign)  .....         90,000         77,858
PT Kalbe Farma (Foreign)  ..............        204,800        650,372




DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED
                                                Shares          Value+
                                                ------          ------
PT Lippo Land Development (Foreign)  ...       193,200      $  126,938
PT Mayora Indah (Foreign)  .............       577,572         392,132
PT Modern Photo Film Co. (Foreign)  ....       125,000         711,783
PT Pakuwon Jati (Foreign)  .............       198,000         140,933
PT Polysindo Eka Perkasa (Foreign)  ....     1,032,000         621,551
PT Semen Cibinong (Foreign)  ...........       106,200         251,196
PT Semen Gresik (Foreign)  .............       600,000       1,471,748
PT Summarecon Agung (Foreign)  .........       120,700          84,590
PT Surya Toto Indonesia (Foreign)  .....        46,400          95,523
PT Tigaraksa Satria (Foreign)  .........        38,000         123,171
PT Unggul Indah Corp. (Foreign)  .......       146,298         137,775
                                                            ----------
TOTAL COMMON STOCKS (Cost $11,353,534)                      16,073,686
                                                            ----------
INVESTMENT IN CURRENCY - (0.0%)
*Indonesian Rupees (Cost $1)  ..........                             1
                                                            ----------
TOTAL - INDONESIA (Cost $11,353,535)  ..                    16,073,687
                                                            ----------
THAILAND - (10.2%)
COMMON STOCKS - (10.2%)
Advanced Info Service Public Co., Ltd.
  (Foreign) ............................       124,500       1,980,119
American Standard Sanitaryware
  (Thailand) Public Co., Ltd. (Foreign)          4,150          70,954
Asia Securites Trading Public Co., Ltd.
  (Foreign) ............................        69,000         170,099
Ayudhya Insurance Public Co. Ltd.
  (Foreign) ............................        13,000          85,288
Bangkok Land Public Co., Ltd. (Foreign)        256,400         336,429
Bangkok Rubber Public Co., Ltd.
  (Foreign) ............................        40,000          21,471
Bangkok Steel Industry Public Co., Ltd.
  (Foreign) ............................        84,000          85,169
Bank of Asia Public Co., Ltd. (Foreign)        188,100         411,352
Bank of Ayudhya Public Co., Ltd.
  (Foreign) ............................        61,600         333,105
Banpu Public Co., Ltd. (Foreign)  ......        25,000         538,767
Charoen Pokphand Feedmill Public Co.,
  Ltd. (Foreign) .......................         8,100          37,360
Christiani & Nielsen (Thai) Public Co.,
  Ltd. (Foreign) .......................        32,000          40,080
First Bangkok City Bank Public Co.,
  Ltd. (Foreign) .......................       920,400         667,885
Kiatnakin Finance and Securities Public
  Co., Ltd. (Foreign) ..................        36,000          92,326
Krung Thai Bank Public Co., Ltd.
  (Foreign) ............................       616,000       2,277,853
Land and House Public Co., Ltd.
  (Foreign) ............................        71,100         938,577
MK Real Estate Development Public Co.,
  Ltd. (Foreign) .......................        21,000          41,123
Modernform Group Public Co., Ltd.
  (Foreign) ............................        46,000          54,871
Naowarat Patanakarn Co., Ltd.  .........         6,400          26,720
*New Imperial Hotel Public Co., Ltd.
  (Foreign) ............................        32,000          26,083
*Padaeng Industry Public Co., Ltd.
  (Foreign) ............................        55,000          36,083

DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED
                                                Shares          Value+
                                                ------          ------
Post Publishing Public Co., Ltd.
  (Foreign) ............................         9,200      $   39,507
Premier Enterprise Public Co., Ltd.
  (Foreign) ............................        32,000          51,849
Saha Pathana Inter-holding Public Co.,
  Ltd. (Foreign) .......................        25,400          47,215
Securities One Public Co., Ltd.
  (Foreign) ............................        69,000         559,682
Shangri-La Hotel Public Co., Ltd.
  (Foreign) ............................       108,000          85,885
Shinawatra Computer and Communications
  Public Co., Ltd. (Foreign) ...........       102,800       2,387,086
Siam City Bank Public Co., Ltd.
  (Foreign) ............................       638,200         691,489
Siam City Cement Public Co., Ltd.
  (Foreign) ............................        90,600       1,224,812
Siam Commercial Bank Public Co., Ltd.
  (Foreign) ............................         1,000          11,769
Siam Pulp & Paper Co., Ltd. (Foreign)  .        48,000         130,737
Sino-Thai Engineering and Construction
  Public Co., Ltd. (Foreign) ...........        21,200         154,258
Srithai Superware Public Co., Ltd.
  (Foreign) ............................        21,000         141,948
TPI Polene Public Co., Ltd. (Foreign)  .       129,125         713,653
Tanayong Public Co., Ltd. (Foreign)  ...       163,800         200,272
Thai German Ceramic Industry Public
  Co., Ltd. (Foreign) ..................        58,000         146,441
Thai Glass Industries Public Co., Ltd.
  (Foreign) ............................        60,000         250,497
Thai Military Bank Public Co., Ltd.
  (Foreign) ............................       204,000         713,797
*Thai Packaging and Printing Public
  Co., Ltd. (Foreign) ..................        29,500          16,421
Thai Wah Public Co., Ltd. (Foreign)  ...        21,000          25,885
*Unicord Public Co., Ltd. (Foreign)  ...        85,000          12,505
                                                            ----------
TOTAL COMMON STOCKS (Cost $10,659,728)                      15,877,422
                                                            ----------
RIGHTS/WARRANTS - (0.0%)
*Kiatnakin Finance and Securities
  Public Co., Ltd. Warrants 03/30/00 ...         4,500           8,320
*TPI Polene Public Co., Ltd. (Foreign)
  Rights 01/26/96 ......................         6,456          33,114
                                                            ----------
TOTAL RIGHTS/WARRANTS (Cost $0)  .......                        41,434
                                                            ----------
TOTAL - THAILAND (Cost $10,659,728)  ...                    15,918,856
                                                            ----------
MALAYSIA - (9.7%)
COMMON STOCKS - (9.7%)
AMMB Holdings Berhad  ..................        31,000         321,323
AMMB Holdings Berhad 7.50% Unsecured
  Loan Stock 11/20/99 ..................        31,000          15,179
Amsteel Corp. Berhad  ..................        99,000          67,238
*Amsteel Corp. Berhad Issue August 95  .        99,000          63,329
Aokam Perdana Berhad  ..................        32,000          47,005
Asiatic Development Berhad  ............       117,000         110,879
Berjaya Leisure Berhad  ................        74,000          63,992
Berjaya Singer Berhad  .................        21,600          21,749
Commerce Asset-Holding Berhad  .........        38,000         184,561
DCB Holdings Berhad  ...................       123,000         325,410
Edaran Otombil Nasional Berhad  ........        35,000         251,530
Ekran Berhad  ..........................        42,000          97,848

DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED
                                                Shares          Value+
                                                ------          ------
Genting Berhad  ........................       112,500      $  972,853
Golden Hope Plantations Berhad  ........       159,000         254,902
Guinness Anchor Berhad  ................        35,000          60,809
Highlands & Lowlands Berhad  ...........        99,000         142,294
Hong Leong Credit Berhad  ..............        56,499         225,327
Hong Leong Industries Berhad  ..........        23,000         105,350
Hume Industries (Malaysia) Berhad  .....        57,000         256,584
Kamunting Corp. Berhad  ................       127,000          94,780
Kedah Cement Holdings Berhad  ..........        41,000          66,701
Kuala Lumpur Kepong Berhad  ............        78,000         224,837
Leader Universal Holdings Berhad  ......        68,333         182,131
Lion Land Berhad  ......................        12,375          12,900
Magnum Corp. Berhad  ...................       160,000         308,312
Malayan Banking Berhad  ................       187,000       1,484,186
Malayan Cement Berhad  .................        54,000          95,526
Malayan United Industries Berhad  ......       208,000         158,515
Malaysia Mining Corp. Berhad  ..........        53,000          69,899
Malaysian Airlines System  .............       114,000         335,360
Malaysian Oxygen Berhad  ...............        23,000          84,008
Nestle (Malaysia) Berhad  ..............        38,000         267,088
New Straits Times Press (Malaysia)
  Berhad ...............................        32,000         106,772
Nylex (Malaysia) Berhad  ...............        17,000          51,017
Oriental Holdings Berhad  ..............        24,000         112,774
Perusahaan Otomobil Nasional Berhad  ...        81,000         273,465
RJ Reynolds Berhad  ....................        43,000          97,631
Resorts World Berhad  ..................       174,000         851,964
Rothmans of Pall Mall Malaysia Berhad  .        46,000         346,930
Shell Refining Co. Federation of
  Malaysia Berhad ......................        48,000         145,943
Sime Darby Berhad (Malaysia)  ..........       355,980         920,699
Sime UEP Properties Berhad  ............        66,000         105,287
Tan Chong Motor Holdings Berhad  .......       110,000         110,760
Telekom Malaysia Berhad  ...............       325,000       2,425,469
Tenaga Nasional Berhad  ................       502,000       1,883,119
UMW Holdings Berhad  ...................        39,666          93,194
United Engineers (Malaysia) Berhad  ....        87,000         542,784
                                                            ----------
TOTAL - MALAYSIA (Cost $10,697,257)  ...                    15,040,213
                                                            ----------
ARGENTINA - (9.5%)
COMMON STOCKS - (9.5%)
*Acindar Industria Argentina de Aceros
  SA Series A ..........................       161,067         100,717
*Alpargatas SA  ........................       275,000         116,933
Astra Cia Argentina de Petroleo SA  ....       314,920         535,632
Bagley SA Series B  ....................       109,649         241,348
Banco Frances del Rio de la Plata SA  ..       102,934         895,974
Banco de Galicia y Buenos Aires SA
  Series B .............................       190,014         941,041
Buenos Aires Embotelladora SA Series B             250         313,907
*Celulosa Argentina SA Series B  .......       173,500          62,838
*Ciadea SA  ............................       102,210         439,724
*Comercial del Plata  ..................       145,060         352,672
*Corcemar Corporacion Cementera
  Argentina SA Series B ................        29,106         128,130
*Indupa SA  ............................       438,400         267,558
Industrias Petroq Koppers  .............        25,800         103,768
*Irsa Inversiones y Representaciones SA         88,477         186,780
*Juan Minetti SA  ......................        24,000          76,838


DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED
                                                Shares          Value+
                                                ------          ------
Ledesma SA Agricola Industrial  ........       190,500    $    219,185
Molinos Rio de la Plata SA Series B  ...        61,102         473,777
Naviera Perez Companc SA Series B  .....       431,880       2,095,666
Nobleza Piccardo Sociedad Industrial
  Comercial y Financeira ...............        44,200         172,466
*Sevel Argentina SA Series C  ..........        92,476         152,661
Siderca SA Series A  ...................       785,410         661,646
Telecom Argentina Stet-France SA
  Series B .............................       718,800       3,214,643
Telefonica de Argentina SA Series B  ...     1,183,000       2,947,144
                                                            ----------
TOTAL - ARGENTINA (Cost $13,092,210)  ..                    14,701,048
                                                            ----------
ISRAEL - (9.0%)
COMMON STOCKS - (9.0%)
*Africa-Israel Investments, Ltd.  ......           300         367,435
*Africa-Israel Investments, Ltd.  ......           150         161,757
*Agis Industries (1983), Ltd.  .........        17,600         109,310
American Israeli Paper Mills, Ltd.  ....         3,000         141,196
*Bank Hapoalim B.M.  ...................       885,500       1,454,094
Bank Leumi Le-Israel  ..................       947,250       1,244,396
*Bezek, Ltd.  ..........................       473,000       1,353,494
*Blue Square Chain Stores Properties
  Investment ...........................        16,000         110,194
*CLAL Electronics Industries, Ltd.  ....         2,500         262,072
*CLAL Industries, Ltd.  ................        94,000         511,066
*CLAL Insurance Co., Ltd.  .............        27,000         131,607
*CLAL Israel, Ltd.  ....................        21,400         527,467
*Delek Israel Fuel Corp., Ltd. Series C          7,000         196,300
Discount Investment Corp.  .............         6,570         375,639
Elbit, Ltd.  ...........................         4,960         224,251
Elite Industries, Ltd.  ................        50,400         198,794
Elron Electronic Industries, Ltd.  .....         3,980         112,697
First International Bank of Israel  ....         3,900         408,845
*IDB Bankholding Corp., Ltd.  ..........       129,600         429,429
*IDB Development Corp. Series A  .......        31,500         530,685
*Israel Chemicals, Ltd.  ...............       917,000         676,874
*Israel Corp. Series A  ................         4,000         286,879
Koor Industries, Ltd.  .................         9,345         843,794
*Makhteshim Chemicals Works, Ltd.  .....        41,000         230,378
*Matav Cable  ..........................        16,000         116,958
Osem Investment, Ltd.  .................        54,656         345,854
*Property and Building Corp., Ltd.  ....         3,000         184,645
Super-Sol, Ltd. Series A  ..............        12,000         234,592
Tadiran Ltd.  ..........................        83,549         305,909
*Tambour  ..............................        40,000         107,046
Teva Pharmaceutical Industries, Ltd.
  (Representing 100 Shares) ............         4,605       1,904,891
                                                            ----------
TOTAL - ISRAEL (Cost $15,170,705)  .....                    14,088,548
                                                            ----------
MEXICO - (8.2%)
COMMON STOCKS - (8.2%)
Alfa S.A. de C.V. Series A  ............        64,000         757,447
Apasco S.A. de C.V.  ...................        48,000         194,681
Cementos de Mexico S.A. de C.V.
  Series A .............................        13,500          40,931
Cementos de Mexico S.A. de C.V.
  Series B .............................       358,000       1,152,074
Cifra S.A. de C.V. Series C  ...........     1,053,000       1,111,811
*Controladora Comercial Mexicana SA
  de C.V. ..............................       279,000         170,665
El Puerto de Liverpool S.A. Series 1  ..        20,000          10,638
El Puerto de Liverpool S.A. Series C-1         312,000         165,957

DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED
                                                Shares          Value+
                                                ------          ------
Empresas ICA Sociedad Controladora S.A.
  de C.V. ..............................        56,000      $  584,574
*Empresas la Moderna S.A. de C.V.
  Series A .............................       184,885         676,109
Fomento Economico Mexicano S.A. de C.V.
  Series B .............................       244,000         563,926
*Grupo Carso S.A. de C.V. Series A1  ...       252,000       1,400,745
Grupo Financiero Banamex Accival S.A.
  de C.V. Series B .....................       414,000         636,415
Grupo Financiero Banamex Accival S.A.
  de C.V. Series L .....................        28,085          39,961
*Grupo Financiero Bancomer S.A. de C.V.
  Series B .............................       790,000         218,511
*Grupo Financiero Bancomer S.A. de C.V.
  Series L .............................        29,259           7,081
*Grupo Financiero GBM Atlantico S.A. de
  C.V. Series B ........................       149,000         152,963
*Grupo Financiero GBM Atlantico S.A. de
  C.V. Series L ........................           980             871
Grupo Financiero Invermexico S.A. de
  C.V. Series B ........................       206,000          54,787
*Grupo Financiero Invermexico S.A. de
  C.V. Series L ........................        12,600           3,686
*Grupo Financiero Serfin S.A. de C.V.
  Series B .............................       214,000         130,904
*Grupo Gigante S.A. Series B  ..........       392,000          71,415
Grupo Industrial Bimbo S.A. de C.V.
  Series A .............................       132,337         446,989
Grupo Televisa SA (representing 1 share
  each Series A, Series D and Series L)         62,000         671,941
Kimberly Clark de Mexico S.A. de C.V.
  Series A .............................        72,000         947,872
Telefonos de Mexico S.A. Series L  .....     1,190,000       1,974,894
Tolmex S.A. de C.V. Series B2  .........        40,000         162,234
Vitro S.A.  ............................       176,400         354,207
                                                            ----------
TOTAL - MEXICO (Cost $17,915,304)                           12,704,289
                                                            ----------
TURKEY - (7.9%)
COMMON STOCKS - (7.9%)
Akbank  ................................     5,482,000       1,322,829
Akcimento  .............................       144,000          73,429
Aksa  ..................................     1,951,479         533,094
Alarko Holding  ........................       498,086         185,955
Arcelik A.S.  ..........................     5,563,687         547,149
Aygaz  .................................       670,602         335,851
Bekoteknik Sanayi A.S.  ................     1,333,280         103,195
Brisa Bridgestone Sabanci Lastik San &
  Tic A.S. .............................     1,323,000         337,316
Cimentas Izmir Cimento Fabrikasi Turk
  A.S. .................................       234,000         112,930
Cimsa Cimento Sanayii ve Ticaret A.S.  .       312,000         156,256
Cukurova Elektrik A.S.  ................       559,000         356,310
Doktas  ................................       240,000          34,966
*Eczacibasi Ilac  ......................     1,890,810         127,408
Ege Biracilik ve Malt Sanayii A.S.  ....     1,775,140         493,005
Erciyas Biracilik  .....................       992,640         524,250
Eregli Demir ve Celik Fabrikalari Turk
  A.S. .................................     7,837,500         706,531

DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED
                                                Shares          Value+
                                                ------          ------
Good Year Lastikleri A.S.  .............       661,500      $  201,787
Guney Biracilik  .......................       478,500          78,428
*Hurriyet Gazete  ......................     2,194,000          73,919
Izmir Demir Celik  .....................     4,094,000          82,014
Koc Holding A.S.  ......................     3,727,706         590,622
Migros Turk A.S.  ......................       333,000         339,610
NETAS Northern Electric
  Telekomunikayson A.S. ................     1,292,000         341,176
*Otosan Otomobil A.S.  .................     1,644,000         308,381
Tat Konserve  ..........................       500,000         291,386
Tofas Turk Otomobil Fabrikasi A.S.  ....     5,333,000         602,160
Trakya Cam Sanayi A.S.  ................     3,642,336         358,197
Turcas Petrolculuk A.S.  ...............       572,585         108,448
Turk Demir Dokum  ......................     1,859,989         213,402
Turk Siemens Kablo ve Elektrik Sanayii
  A.S. .................................       504,000         105,555
Turk Sise Cam  .........................     2,857,512         447,543
Turkiye Garanti Bankasi A.S.  ..........     8,889,081         647,538
Turkiye Is Bankasi A.S. Series C  ......     7,033,000         576,370
Usas Ucak Servisi A.S.  ................        20,000          85,595
Yapi ve Kredi Bankasi A.S.  ............    15,966,628         959,568
                                                            ----------
TOTAL - TURKEY (Cost $12,911,155)  .....                    12,362,173
                                                            ----------
PORTUGAL - (7.3%)
COMMON STOCKS - (7.3%)
Banco Comercial Portugues SA  ..........       200,900       2,632,254
Banco Totta & Acores SA  ...............        59,070         953,308
*Cel-Cat Fabrica Nacional de Condutores
  Electricos SA ........................         3,300          47,921
Corticeira Amorim Sociedad Gestora
  Participacoes Sociais SA .............        37,100         392,305
Empresa Fabril de Maquinos Electricas  .        13,600         120,201
Estabelecimentos Jeronimo Martins &
  Filho SGPS ...........................        34,300       1,856,502
Filmes Lusomundo SA  ...................         7,612          92,198
*Lusotur Sociedad Financeira de Turismo
  SA ...................................        13,266         290,714
Mague-Gestao e Participacoes SA  .......        11,800         218,086
Modelo Continente SGPS SA  .............        17,000         422,475
Mota e Companhia SA  ...................        15,700         331,824
*Portugal Telecom SA  ..................        65,232       1,193,121
Salvador Caetano Industrias
  Metalurgicas e Veiculos de Transporte
  SA ...................................        12,768         172,600
Soares da Costa SA  ....................        23,710         292,345
Sonae Investimentos Sociedad Gestore de
  Participacoes Sociais SA .............        72,100       1,522,904
Uniceruniao Cervejeira SA  .............        50,600         783,215
                                                            ----------
TOTAL - PORTUGAL (Cost $10,745,557)  ...                    11,321,973
                                                            ----------
UNITED STATES - (0.0%)
COMMON STOCKS - (0.0%)
Turkiye Garanti Bankasi A.S. ADR
  (Representing 200 Shares) (Cost
  $77,023) .............................         4,000          28,000
                                                            ----------

DIMENSIONAL EMERGING MARKETS FUND INC.
CONTINUED

                                                                                                Face
                                                                                               Amount
                                                                                               (000)        Value+
                                                                                               ------       ------
TEMPORARY CASH INVESTMENTS - (2.1%)
Repurchase Agreement, PNC Securities Corp. 5.70%, 12/01/95 (Collateralized by U.S.
  Treasury Notes 6.50%, 05/15/97) (Cost $3,224,000) .......................................    $3,224       3,224,000
                                                                                                         ------------
TOTAL INVESTMENTS - (100.0%) (Cost $131,737,104)  .........................................              $155,528,942
                                                                                                         ============

+See Note B to Financial Statements.
*Non-Income Producing Securities

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 1995

                  (Amounts in thousands, except share amounts)

ASSETS:

         Investments at Value (Cost of $131,737) ...............      $ 155,529
         Cash ..................................................             14
         Receivable for Dividends and Interest .................            244
         Receivable for Investment Securities Sold .............          1,409
         Other Assets ..........................................            117
                                                                      ---------

               Total Assets ....................................        157,313
                                                                      ---------

LIABILITIES:

         Chilean Withholding Tax ...............................            169
         Accrued Expenses ......................................             90
                                                                      ---------

               Total Liabilities ...............................            259
                                                                      ---------


NET ASSETS applicable to 10,634,736 shares outstanding

 $.01 par value shares (authorized 200,000,000 shares) .........      $ 157,054
                                                                      =========


NET ASSET VALUE ................................................      $   14.77
                                                                      =========


PUBLIC OFFERING PRICE PER SHARE ................................      $   14.99
                                                                      =========


NET ASSETS CONSIST OF:

         Paid-In Capital .......................................      $ 130,612
         Undistributed Net Investment Income ...................             82
         Undistributed Net Realized Gain .......................          2,615
         Accumulated Net Realized Foreign
          Exchange Loss ........................................            (19)
         Unrealized Net Foreign Exchange Loss ..................            (28)
         Unrealized Appreciation of Investment
          Securities and Foreign Currency ......................         23,792
                                                                      ---------

               Total Net Assets ................................      $ 157,054
                                                                      =========





                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                             STATEMENT OF OPERATIONS

                               FOR THE YEAR ENDED

                                NOVEMBER 30, 1995

                             (Amounts in thousands)

Investment Income

     Dividends (Net of Foreign Taxes Withheld of $353)............................           $      3,636
     Interest.....................................................................                    283
                                                                                            -------------
         Total Investment Income..................................................                  3,919
                                                                                            -------------
Expenses

     Investment Advisory Services ................................................                    733
     Accounting & Transfer Agent Fees ............................................                    147
     Custodian's Fee .............................................................                    423
     Legal Fees ..................................................................                     16
     Audit Fees...................................................................                     11
     Directors' Fees and Expenses ................................................                     16
     Organization Costs...........................................................                     50
     Other    ...................................................................                      37
                                                                                            -------------
         Total Expenses ..........................................................                  1,433

     Less: Fee Waived.............................................................                   (586)
                                                                                            -------------
     Net Expenses.................................................................                    847
                                                                                            -------------

     Net Investment Income  ......................................................                  3,072
                                                                                            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency

Net Realized Gain on Investment Securities........................................                  2,731

Net Realized Loss on Foreign

 Currency Transactions............................................................                    (19)

Change in Unrealized Appreciation (Depreciation) of:

 Investment Securities and Foreign Currency ......................................                (26,817)

 Translation of Foreign Currency Denominated

 Amounts  ........................................................................                     (8)
                                                                                            -------------
     Net Loss on Investment Securities and

      Foreign Currency............................................................                (24,113)
                                                                                            -------------

     Resulting from Operations....................................................               ($21,041)
                                                                                            =============


                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)


                                                                                               Year                  Year
                                                                                               Ended                 Ended
                                                                                              Nov. 30,              Nov. 30,
                                                                                                1995                 1994
                                                                                             -----------          ----------
Increase (Decrease) in Net Assets
Operations:

      Net Investment Income  .................................................                 $  3,072               $  1,876
      Net Realized Gain on Investment Securities..............................                    2,731                    257
      Net Realized Loss on Foreign Currency
       Transactions...........................................................                      (19)                  (205)

      Change in Unrealized Appreciation (Depreciation) of:

        Investment Securities and Foreign Currency............................                  (26,817)                16,976
        Translation of Foreign Currency Denominated
         Amounts..............................................................                       (8)                   (41)
                                                                                               --------               --------

        Net Increase (Decrease) in Net Assets

         Resulting from Operations............................................                  (21,041)                18,863
                                                                                               --------               --------
Distributions From:

      Net Investment Income ..................................................                   (3,002)                (1,753)
      Net Realized Gain.......................................................                     (319)                   (80)
                                                                                               --------               --------

       Total Distributions....................................................                   (3,321)                (1,833)
                                                                                               --------               --------
Capital Share Transactions (1):

      Shares Issued...........................................................                   25,000                      -
      Shares Issued in Lieu of Cash Distributions.............................                    3,321                  1,833
                                                                                               --------               --------
       Net Increase From Capital Share Transactions...........................                   28,321                  1,833
                                                                                               --------               --------

       Total Increase ........................................................                    3,959                 18,863


Net Assets

      Beginning of Period.....................................................                  153,095                134,232
                                                                                               --------               --------
      End of Period...........................................................                 $157,054               $153,095
                                                                                               ========               ========

(1) Share Amounts:

      Shares Issued...........................................................                    1,460                      -
      Shares Issued in Lieu of Cash Distribution..............................                      223                    107
                                                                                               --------               --------
                                                                                                  1,683                    107
                                                                                               ========               ========

                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                              FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout each period)

                                                                                  Year              Year
                                                                                  Ended             Ended        February 2
                                                                                 Nov. 30,          Nov. 30,      to Nov. 30
                                                                                  1995               1994           1993
                                                                               -----------         ---------      ---------

Net Asset Value, Beginning of Period..................................            $17.10            $15.18             $10.00
                                                                                --------           -------            -------

Income from Investment Operations

      Net Investment Income...........................................             0.28               0.19               0.16
      Net Gains on Securities (Realized and
        Unrealized)..................................................             (2.29)              1.94               5.53
                                                                                --------           -------            -------
             Total from Investment Operations.........................            (2.01)              2.13               5.69
                                                                                --------           -------            -------


Effect of Capital Changes                                                             -                  -              (0.46)
-------------------------                                                       --------           -------            -------

Less Distributions

      Net Investment Income...........................................             (0.29)            (0.20)             (0.05)
      Net Realized Gain...............................................             (0.03)            (0.01)                 -
                                                                                --------           -------            -------
             Total Distributions.....................................              (0.32)            (0.21)             (0.05)
                                                                                --------           -------            -------

Net Asset Value, End of Period.......................................             $14.77            $17.10             $15.18
                                                                                ========           =======            =======


Total Investment Return (a)..........................................             (11.73)%           14.02%             52.32%(#)


Net Assets, End of Period (thousands).................................          $157,054          $153,095           $134,232
Ratio of Expenses to Average Net Assets..............................               0.58%(b)          0.80%(b)           0.73%(*)
Ratio of Net Investment Income to
 Average Net Assets...................................................              2.10%(b)          1.18%(b)           1.59%(*)
Portfolio Turnover Rate...............................................              5.73%             0.26%              0.28%(*)

----------

(*)   Annualized
(#)   Non-annualized
(a) Based on per share net asset value. Per share market price is not readily determinable since fund shares are currently only sold at a public offering price.
(b) Had certain waivers not been in effect, the ratios of expenses to average net assets for the years ended November 30, 1995 and 1994 would have been 0.98% and 0.88%, respectively, and the ratios of net investment income to average net assets for the years ended November 30, 1995 and 1994 would have been 1.70% and 1.10%, respectively.

                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                          NOTES TO FINANCIAL STATEMENTS

A.    Organization:

     Dimensional Emerging Markets Fund Inc. (the "Fund") is a closed-end management investment company registered underthe Investment Company Act of 1940, as amended.

B.    Significant Accounting Policies:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

     1. Security Valuation: Securities held by the Fund which are traded on a stock exchange are valued at the closing price of the exchange on which such securities are primarily traded, as of the close of business on the last business day of the month on which the New York Stock Exchange is open for regular trading, or in the absence of any volume, at the current bid price. Securities that are traded in the OTC market, are valued at the current bid price in the OTC market at the time of valuation. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith or under the authority of the Board of Directors.

     2. Foreign Currency Translations: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provisions for Federal income tax is required in the financial statements.

     4. Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings.

     5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Fund. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as specified in the Fund's prospectus.

     The emerging countries' securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

C.   Investment Advisor:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 1995, the fund paid the Advisor a fee based on an annual effective rate of 0.50% of average net assets. The Advisor has agreed to waive 80% of its advisory fee to keep it at an annual rate of 0.10% of average net assets.

     An investment committee of the Advisor approves all investment decisions made by the Fund.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.   Purchases and Sales of Securities:

     For the year ended November 30, 1995, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

         Purchases....................................          $32,782
         Sales .......................................            8,262


E.   Investment Transactions:

         At November 30, 1995 gross unrealized appreciation and depreciation for financial reporting and Federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

         Gross Unrealized Appreciation .............            $39,531
         Gross Unrealized Depreciation..............            (15,739)
                                                               --------
         Net  ......................................           $ 23,792
                                                               ========


F.   Reimbursement Fees:

     Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 1.5% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital.

G.   Quarterly Results of Operations (Unaudited):

               (Amounts shown in thousands except per share data)

                                                                                      Net Realized
                                                                                     and Unrealized
                                                                                     Gain (Loss) on               Net Increase
                                                                                     Investment and                (Decrease)
                                         Total                                      Foreign Currency              In Net Assets
                                       Investment            Net Investment           Denominated                Resulting From
                                        Income                Income (Loss)           Transactions                 Operations
                                   ----------------         ----------------        -----------------           ----------------
                                              Per                      Per                      Per                        Per
        1995                       Total      Share         Total      Share        Total       Share           Total      Share
------------------------------     -----      -----         -----      -----        -----       -----           -----      -----

February 28.............        $    777      $0.09       $   558      $0.06      $(29,216)    $(3.25)       $(28,658)    $(3.19)
                                --------      -----        ------      -----      --------     ------        --------     ------


May 31..................           1,381       0.15         1,186       0.13        23,696       2.63          24,882       2.76

August 31...............             983       0.10           759       0.06        (4,952)     (0.42)         (4,193)     (0.36)

November 30.............             778       0.07           569       0.03       (13,641)     (1.25)        (13,072)     (1.22)
                                --------      -----        ------      -----      --------     ------        --------     ------

Totals..................          $3,919      $0.41        $3,072      $0.28     $ (24,113)    $(2.29)       $(21,041)    $(2.01)
                                ========      =====        ======      =====     =========     ======        ========     ======




                                              Per                      Per                      Per                        Per
        1994                       Total      Share         Total      Share        Total       Share           Total      Share
---------------------------------- -----      -----         -----      -----        -----       -----           -----      -----

February 28.............         $   524      $0.06       $   210      $0.02       $15,504     $ 1.75         $15,714     $ 1.77

May 31..................           1,465       0.16         1,201       0.13       (13,233)     (1.50)        (12,032)     (1.37)

August 31...............             612       0.07           396       0.03        20,015       2.27          20,412       2.30

November 30.............             304       0.04            69       0.01        (5,299)     (0.58)         (5,231)     (0.57)
                                --------      -----        ------      -----      --------     ------        --------     ------
Totals..................          $2,905      $0.33        $1,876      $0.19       $16,987     $ 1.94         $18,863     $ 2.13
                                ========      =====        ======      =====     =========     ======        ========     ======


Description of the Fund's Dividend Reinvestment Plan

The Fund will, from time to time, distribute dividends and realized net capital gains to shareholders. The Fund intends to distribute to shareholders annually substantially all of its investment company taxable income. Investment company taxable income includes all of the Fund's taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other required adjustments. The Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers), although it currently expects to do so. Shareholders will receive all distributions in additional Shares issued by the Fund for this purpose priced at net asset value, unless a shareholder elects to receive dividends and/or distributions by wire transfer when requested or in cash paid by check in U.S. Dollars mailed directly to the shareholder by PFPC Inc., the paying agent. Shareholders must make such election in writing sent to the Fund's dividend paying agent, c/o PFPC Inc., P.O. Box 8950, Wilmington, DE 19809. Cash dividends and distributions paid to these shareholders will be reduced by the amount of any foreign taxes incurred with respect to remittances to pay such cash dividends or distributions.

The receipt of dividends and distributions in Shares will not relieve participants of any income tax or withholding tax that may be payable on such dividends or distributions.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Dimensional Emerging Markets Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Dimensional Emerging Markets Fund Inc. as of November 30, 1995, and the related statement of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Emerging Markets Fund Inc. as of November 30, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania

January 19, 1996